Property and equipment, net (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property and equipment, net
Summary of property and equipment

	As of March 31,
	2022	2021
Server hardware	$21,703,857	$22,242,229
Vehicles	229,424	117,023
	21,933,281	22,359,252
Less: accumulated depreciation	(11,234,271)	(8,633,295)
Property and equipment, net	$10,699,010	$13,725,957

	As of March 31,
	2021	2020
Server hardware	$22,242,229	$16,696,081
Vehicles	117,023	108,536
	22,359,252	16,804,617
Less: accumulated depreciation	(8,633,295)	(4,480,492)
Property and equipment, net	$13,725,957	$12,324,125